Share based compensation - Number of shares warrants give right to for Plan 2016 (Details) - 2016 plan	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share based payment arrangement
Outstanding at January 1	27,500	52,500
Exercised.	10,000	25,000
Expired.	17,500
Outstanding at December 31	0	27,500
Exercisable at December 31		27,500
Number Of Warrants Expired	35
Number Of Warrants Exercised	20